T. ROWE PRICE Overseas Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.5%
Common Stocks 4.5%
Australia & New Zealand Banking Group  5,045,341 95,351
BHP Group  1,908,445 61,205
BHP Group (GBP)  4,985,277 157,359
Challenger  9,543,235 38,983
IGO  26,940,631 227,945
Macquarie Group  894,129 116,873
Rio Tinto  629,313 50,034
Scentre Group  37,562,144 77,984
South32  30,635,261 84,287
Worley  11,823,019 97,418
Total Australia (Cost
$799,978
)
1,007,439
AUSTRIA 0.5%
Common Stocks 0.5%
Erste Group Bank  2,384,404 111,448
Total Austria (Cost
$72,602
)
111,448
BELGIUM 0.3%
Common Stocks 0.3%
Umicore  1,819,771 68,889
Total Belgium (Cost
$53,549
)
68,889
BRAZIL 0.4%
Common Stocks 0.4%
XP, Class A (USD) (1) 2,438,625 81,231
Total Brazil (Cost
$76,143
)
81,231
CANADA 4.0%
Common Stocks 4.0%
Definity Financial (1) 1,011,821 22,940
Element Fleet Management (2) 12,474,643 127,087
Magna International (USD)  2,458,132 198,150
Manulife Financial  5,295,296 110,268
National Bank of Canada  2,765,885 221,288

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sun Life Financial  4,081,505 231,151
Total Canada (Cost
$623,612
)
910,884
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  6,712,449 122,109
Total Chile (Cost
$81,000
)
122,109
CHINA 1.2%
Common Stocks 1.2%
Alibaba Group Holding, ADR (USD) (1) 249,838 31,427
Beijing Enterprises Holdings (HKD)  11,329,000 38,620
JD.com (HKD) (1) 44,257 1,508
PICC Property & Casualty, Class H (HKD)  92,544,000 86,228
Ping An Insurance Group, Class H (HKD)  7,164,500 56,856
Tencent Holdings (HKD)  929,400 58,239
Total China (Cost
$235,989
)
272,878
FINLAND 1.5%
Common Stocks 1.5%
Sampo, Class A  3,951,844 196,141
Stora Enso, Class R  6,974,810 141,987
Total Finland (Cost
$231,883
)
338,128
FRANCE 10.0%
Common Stocks 10.0%
Air Liquide  841,431 143,934
AXA  10,136,110 321,021
BNP Paribas  1,967,760 140,477
Engie  14,251,728 219,217
EssilorLuxottica  708,173 133,976
Ipsen  612,537 59,600
Kering  144,574 107,963
L'Oreal  495,623 211,704
Legrand  985,985 100,347
Safran  879,040 106,425
Sanofi  3,315,617 346,688
Teleperformance  266,055 100,193

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
TotalEnergies  4,346,653 247,183
Total France (Cost
$1,721,566
)
2,238,728
GERMANY 9.7%
Common Stocks 9.7%
BASF  1,706,888 130,729
Bayer  2,984,293 181,307
Covestro  1,705,409 102,313
Evotec (1) 1,868,102 75,592
Fresenius  3,258,652 134,518
KION Group  1,723,246 159,320
Knorr-Bremse  620,356 62,898
Munich Re  1,050,047 332,429
SAP  1,464,029 183,679
Siemens  3,004,325 477,000
Siemens Healthineers  2,542,922 163,414
Stroeer  844,014 63,196
Zalando (1) 1,473,353 116,937
Total Germany (Cost
$1,977,121
)
2,183,332
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  5,870,400 61,286
Samsonite International (1) 21,922,800 45,819
Total Hong Kong (Cost
$85,702
)
107,105
INDIA 0.5%
Common Stocks 0.5%
Housing Development Finance  3,019,423 102,902
Total India (Cost
$75,379
)
102,902
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,172,126 98,556
Total Ireland (Cost
$72,894
)
98,556

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.7%
Common Stocks 1.7%
Intesa Sanpaolo  28,156,156 83,676
Moncler  1,908,300 122,474
Prysmian  3,749,219 126,429
Telecom Italia  98,201,261 43,853
Total Italy (Cost
$305,568
)
376,432
JAPAN 20.5%
Common Stocks 20.5%
Asahi Kasei  10,446,800 103,193
Astellas Pharma  15,943,800 257,342
Central Japan Railway  619,800 81,324
CyberAgent  9,186,600 107,118
Denso  1,398,500 104,375
Electric Power Development  3,534,600 46,382
Hamamatsu Photonics  1,763,600 90,228
Honda Motor  1,765,700 52,005
Kirin Holdings  3,782,600 60,628
Mitsubishi  3,194,300 108,454
Mitsubishi Electric  14,258,000 178,559
Mitsubishi HC Capital  9,423,400 48,669
Mitsubishi UFJ Financial Group  16,872,800 102,271
Mitsui Fudosan  7,317,500 156,868
Murata Manufacturing  1,933,800 145,389
Nippon Telegraph & Telephone  13,087,600 374,538
NTT Data  11,948,000 229,052
Omron  949,300 69,403
Otsuka Holdings  2,741,800 93,543
Panasonic  11,516,200 126,788
Pola Orbis Holdings  1,182,400 17,623
Recruit Holdings  2,990,500 147,816
Renesas Electronics (1) 5,619,600 64,495
Seven & i Holdings  3,932,700 200,012
SMC  102,700 57,282
SoftBank Group  1,354,100 59,986
Sony Group  1,653,600 184,986
Stanley Electric  2,648,100 61,898
Sumitomo  6,977,600 107,842
Sumitomo Mitsui Trust Holdings  2,039,267 70,520
Sumitomo Rubber Industries  3,070,900 31,955
Suzuki Motor  2,218,300 94,442

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
TechnoPro Holdings  4,212,700 107,770
THK  1,917,500 47,912
Tokio Marine Holdings  3,092,800 184,559
Tokyo Electron  329,600 161,218
Tosoh  1,030,700 16,127
Toyota Motor  17,641,700 348,656
Welcia Holdings  1,699,300 45,894
Z Holdings  14,539,500 73,841
Total Japan (Cost
$3,563,846
)
4,620,963
NETHERLANDS 3.8%
Common Stocks 3.8%
Akzo Nobel  1,257,261 130,136
ASML Holding  478,874 324,339
ING Groep  16,452,742 243,321
Koninklijke Philips  4,612,206 153,417
Total Netherlands (Cost
$545,865
)
851,213
NORWAY 2.8%
Common Stocks 2.8%
DNB Bank  10,459,678 248,942
Equinor  8,397,778 231,509
Storebrand  14,422,358 153,762
Total Norway (Cost
$428,290
)
634,213
SINGAPORE 1.7%
Common Stocks 1.7%
DBS Group Holdings  3,564,600 93,631
United Overseas Bank  7,377,800 164,884
Wilmar International  37,719,700 119,993
Total Singapore (Cost
$283,746
)
378,508
SOUTH KOREA 2.1%
Common Stocks 2.1%
Coupang (USD) (1)(2) 783,850 16,320
KT (1) 2,243,527 58,946
NAVER  361,981 95,614
Samsung Electronics  4,701,267 292,414
Total South Korea (Cost
$259,194
)
463,294

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, Class A (1) 1,174,510 80,760
Total Spain (Cost
$59,830
)
80,760
SWEDEN 2.2%
Common Stocks 2.2%
Autoliv, SDR (2) 897,452 87,659
Elekta, Class B (2) 6,832,959 69,930
Svenska Handelsbanken, Class A  11,290,224 120,326
Telefonaktiebolaget LM Ericsson, Class B  17,311,965 216,159
Total Sweden (Cost
$448,099
)
494,074
SWITZERLAND 9.1%
Common Stocks 9.1%
ABB  5,693,170 197,392
Alcon  739,266 57,004
Barry Callebaut  43,399 99,628
Julius Baer Group  1,988,670 129,959
Nestle  5,247,190 677,614
Novartis  3,507,157 304,735
Roche Holding  1,058,833 409,768
Zurich Insurance Group  381,254 182,357
Total Switzerland (Cost
$1,475,963
)
2,058,457
TAIWAN 2.5%
Common Stocks 2.5%
Largan Precision  519,000 38,460
Taiwan Semiconductor Manufacturing  22,644,089 523,577
Total Taiwan (Cost
$172,032
)
562,037
UNITED KINGDOM 14.7%
Common Stocks 14.7%
Amcor, CDI (AUD)  6,519,366 78,119
Ashtead Group  2,387,103 170,745
ASOS (1) 2,870,277 86,117
AstraZeneca, ADR (USD)  3,973,900 231,321

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Aviva  10,631,007 62,765
Bridgepoint Group (1) 10,216,697 53,177
Bunzl  2,022,641 75,762
Close Brothers Group  2,062,617 35,842
Compass Group  7,872,600 178,926
Diageo  3,675,300 185,461
Direct Line Insurance Group  17,199,758 70,900
Dr. Martens  12,693,186 52,736
GlaxoSmithKline, ADR (USD) (2) 3,407,630 152,730
Great Portland Estates  9,620,892 99,682
Johnson Matthey  3,800,228 100,359
Kingfisher  41,632,433 186,695
Lloyds Banking Group  177,875,584 123,441
Meggitt (1) 5,169,315 52,211
Melrose Industries  62,663,972 127,648
National Grid  10,531,640 154,109
Next  1,227,601 125,075
Persimmon  3,509,142 114,326
Royal Dutch Shell, Class B, ADR (USD) (1) 2,019,037 103,092
Standard Chartered  7,372,033 53,689
THG (1) 4,978,266 8,874
Unilever  5,993,163 307,341
Vodafone Group, ADR (USD) (2) 8,495,004 148,747
WPP  10,817,897 169,630
Total United Kingdom (Cost
$3,217,699
)
3,309,520
UNITED STATES 2.0%
Common Stocks 2.0%
Broadcom  423,614 248,187
NXP Semiconductors  1,014,559 208,431
Total United States (Cost
$124,389
)
456,618
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 502,973,846 502,974
Total Short-Term Investments (Cost $502,974) 502,974

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 216,093,387 216,093
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 216,093
Total Securities Lending Collateral (Cost $216,093) 216,093
Total Investments in Securities 100.7%
(Cost $17,711,006) $ 22,648,785
Other Assets Less Liabilities (0.7)% (166,735)
Net Assets 100.0% $ 22,482,050
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 99 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 99 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 509,898 ¤ ¤ $ 719,067
T. Rowe Price Short-Term Fund 486,735 ¤ ¤ —
Total $ 719,067 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $99 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $719,067.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Overseas Stock Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F165-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,419,636 $ 20,510,082 $ — $ 21,929,718
Short-Term Investments 502,974 — — 502,974
Securities Lending Collateral 216,093 — — 216,093
Total $ 2,138,703 $ 20,510,082 $ — $ 22,648,785